Capital Disclosure on the Group's Objectives, Policies and Processes for Managing Its Capital Structure (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)
Capital Disclosure on the Group's Objectives, Policies and Processes for Managing Its Capital Structure
Total debt	$ 35,418	$ 0
Less: cash and cash equivalents	(78,274)	(67,760)	$ (74,870)	$ (120,676)
Net debt
Shareholders' equity	$ 353,612	$ 386,376
Net debt-to-adjusted capital ratio
Long-term debt	$ 35,418	$ 0
Long-term debt-to-equity ratio	0.10